Provisions - Additional Information (Detail) $ in Millions	Dec. 31, 2019 ARS ($)
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 116.4
Tax contingencies [member]
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	60.2
Labor claims [member]
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	40.4
Administrative proceedings [member]
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 15.7